Loss on Sale of Assets, Textual (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from Sale of Productive Assets [Abstract]
Gross proceeds from sale of property plant and equipment	$ 20,510,000	$ 0	$ 0
Loss on sale of assets	$ 120,000	$ 0	$ 0	$ 120,000